Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue from related parties	$ 47,788	$ 62,316	$ 102,267	$ 124,632	$ 237,551	$ 185,892